UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22185

                                  IndexIQ Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                                                   Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

                                  Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

January 31, 2017 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.4%
Broad Fund — 0.0%(a)
iPath Bloomberg Commodity Index Total Return ETN*	230	$5,575
MLP Fund — 0.0%(a)
JPMorgan Alerian MLP Index ETN(b)	664	21,985
Volatility Fund — 0.4%
iPATH S&P 500 VIX Short-Term Futures ETN*(b)	16,436	319,187
Total Exchange Traded Notes
(Cost $451,361)		346,747
Investment Companies — 99.2%
Aggregate Bond Funds — 3.6%
iShares Core U.S. Aggregate Bond ETF	16,082	1,741,520
SPDR Bloomberg Barclays Aggregate Bond ETF	895	51,042
Vanguard Total Bond Market ETF	16,283	1,317,946

Total Aggregate Bond Funds		3,110,508

BRIC Equity Funds — 0.2%
iShares India 50 ETF(b)	1,009	29,483
iShares MSCI India ETF	5,350	151,726
iShares MSCI Russia Capped ETF	37	1,247
VanEck Vectors Russia ETF	345	7,376

Total BRIC Equity Funds		189,832

Broad Fund — 0.0%(a)
PowerShares DB Commodity Index Tracking Fund*	967	15,230

Convertible Bonds Fund — 9.4%
SPDR Bloomberg Barclays Convertible Securities ETF(c)	173,461	8,145,729

Currency Strategy Fund — 0.0%(a)
PowerShares DB G10 Currency Harvest Fund*	1,588	40,430

Europe Equity Funds — 4.2%
iShares Europe ETF(b)	10,149	404,336
iShares MSCI Eurozone ETF	36,356	1,284,821
Vanguard FTSE Europe ETF	39,081	1,929,038

Total Europe Equity Funds		3,618,195

Floating Rate Funds — 3.4%
PowerShares Senior Loan Portfolio	111,164	2,590,121
SPDR Blackstone/GSO Senior Loan ETF	7,493	355,993

Total Floating Rate Funds		2,946,114

International Equity Core Funds — 3.9%
iShares MSCI EAFE ETF(c)	34,289	2,044,653
Vanguard FTSE Developed Markets ETF(b)	36,641	1,387,961

Total International Equity Core Funds		3,432,614

International REITS Fund — 0.1%
SPDR Dow Jones International Real Estate ETF(b)	2,958	109,180

Investment Grade Corporate Bond Funds — 19.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)(c)	143,479	16,837,261

	Shares	Value
Investment Companies (continued)
Investment Grade Corporate Bond Funds (continued)
iShares U.S. Credit Bond ETF	4,342	$474,407

Total Investment Grade Corporate Bond Funds		17,311,668

Japan Equity Fund — 4.0%
iShares MSCI Japan ETF	69,461	3,512,643

Silver Fund — 0.5%
iShares Silver Trust*(b)	27,577	458,605

Treasury Inflation-Protected Securities Fund — 4.5%
iShares TIPS Bond ETF	33,924	3,873,442

U.S. Large Cap Core Funds — 2.7%
Financial Select Sector SPDR Fund	35,287	822,540
Health Care Select Sector SPDR Fund(b)	2,289	161,420
Technology Select Sector SPDR Fund	27,089	1,356,617

Total U.S. Large Cap Core Funds		2,340,577

U.S. Large Cap Growth Funds — 0.1%
Guggenheim S&P 500 Pure Growth ETF(b)	31	2,663
iShares Russell 1000 Growth ETF	433	46,916
iShares S&P 500 Growth ETF(b)	171	21,435
Vanguard Growth ETF(b)	289	33,353

Total U.S. Large Cap Growth Funds		104,367

U.S. Large Cap Value Funds — 8.0%
Guggenheim S&P 500 Pure Value ETF	1,408	82,016
iShares Russell 1000 Value ETF(c)	28,473	3,209,192
iShares S&P 500 Value ETF(b)	11,522	1,174,898
Vanguard Value ETF(b)(c)	26,625	2,488,639

Total U.S. Large Cap Value Funds		6,954,745

U.S. Preferred Fund — 1.2%
iShares U.S. Preferred Stock ETF	26,406	1,006,069

U.S. Short Term Treasury Bond Funds — 31.0%
iShares 1-3 Year Treasury Bond ETF(b)	45,461	3,843,273
iShares Short Treasury Bond ETF(b)	33,213	3,665,387
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(b)	31,649	1,446,992
Vanguard Short-Term Bond ETF(c)	226,705	18,063,854

Total U.S. Short Term Treasury Bond Funds		27,019,506

U.S. Small Cap Core Fund — 0.1%
iShares Russell 2000 ETF	503	68,021

U.S. Small Cap Growth Funds — 2.4%
iShares Russell 2000 Growth ETF	5,680	887,443
iShares S&P Small-Cap 600 Growth ETF(b)	3,316	498,196
Vanguard Small-Cap Growth ETF(b)	4,954	677,311

Total U.S. Small Cap Growth Funds		2,062,950

Total Investment Companies
(Cost $84,920,979)		86,320,425

See Notes to Schedules of Investments.

Schedule of Investments (continued)

January 31, 2017 (unaudited)

	Shares	Value
Short-Term Investment — 0.9%
Money Market Fund — 0.9%
Dreyfus Treasury & Agency Cash Management Institutional Shares, 0.40%(d)
(Cost $815,212)	815,212	$815,212

Investment of Cash Collateral For Securities Loaned — 13.3%
Money Market Fund — 13.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.48%(e)
(Cost $11,565,566)	11,565,566	11,565,566

Total Investments — 113.8%
(Cost $97,753,118)		99,047,950
Other Assets and Liabilities, Net — (13.8)%		(11,992,996)
Net Assets — 100.0%		$87,054,954

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $11,355,306; total market value of collateral held by the Fund was $11,565,566.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $28,655,141.
(d)	Reflects the 7-day yield at January 31, 2017.
(e)	Reflects the 1-day yield at January 31, 2017.

See Notes to Schedules of Investments.

Schedule of Investments (continued)

January 31, 2017 (unaudited)

Total Return Swap contracts outstanding at January 31, 2017:
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(f)
CurrencyShares Euro Trust	Morgan Stanley	(2.45)	5/21/2018	$(3,891,386)	$–
CurrencyShares Euro Trust	Bank of America Merrill Lynch	0.27	4/30/2018 - 6/29/2018	(1,285,285)	–
CurrencyShares Japanese Yen Trust	Morgan Stanley	(1.60)	5/21/2018	(2,254,482)	–
Energy Select Sector SPDR Fund	Morgan Stanley	(0.24)	5/21/2018	(1,512,748)	–
Financial Select Sector SPDR Fund	Morgan Stanley	1.66	5/21/2018	519,790	–
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	1.66	5/21/2018	1,632	–
Guggenheim S&P 500 Pure Value ETF	Morgan Stanley	1.66	5/21/2018	51,843	–
Health Care Select Sector SPDR Fund	Morgan Stanley	1.66	5/21/2018	101,972	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	1.66	5/21/2018	2,642	–
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	1.26	7/31/2018	873	–
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1.66	5/21/2018	151,282	–
iPATH S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	1.26 - 1.28	12/29/2017 - 7/31/2018	50,434	–
iShares 1-3 Year Treasury Bond ETF	Morgan Stanley	1.66	5/21/2018	1,821,583	–
iShares 1-3 Year Treasury Bond ETF	Bank of America Merrill Lynch	1.27 - 1.28	5/31/2018 - 7/31/2018	607,166	–
iShares China Large-Cap ETF	Morgan Stanley	(1.60)	5/21/2018	(58,264)	–
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	1.66	5/21/2018	825,386	–
iShares Core U.S. Aggregate Bond ETF	Bank of America Merrill Lynch	1.26 - 1.28	6/29/2018 - 7/31/2018	275,165	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	(1.34)	5/21/2018	(397,686)	–
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	0.27 - 0.28	3/29/2018 - 7/31/2018	(132,562)	–
iShares Europe ETF	Morgan Stanley	1.66	5/21/2018	191,630	–
iShares Europe ETF	Bank of America Merrill Lynch	1.27 - 1.28	5/31/2018 - 7/31/2018	63,864	–
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(1.77)	5/21/2018	(1,971,788)	–
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America Merrill Lynch	0.26 - 0.28	5/31/2018 - 7/31/2018	(657,234)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1.66	5/21/2018	7,980,269	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	1.26 - 1.28	10/31/2017 - 7/31/2018	2,660,090	–
iShares India 50 ETF	Morgan Stanley	1.66	5/21/2018	18,613	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	(3.02)	5/21/2018	(898,005)	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	0.26 - 0.28	3/29/2018 - 7/31/2018	(299,315)	–
iShares MSCI Brazil Capped ETF	Morgan Stanley	(1.85)	5/21/2018	(3,171)	–
iShares MSCI China ETF	Morgan Stanley	(1.48)	5/21/2018	(43,954)	–
iShares MSCI EAFE ETF	Morgan Stanley	1.66	5/21/2018	969,107	–
iShares MSCI EAFE ETF	Bank of America Merrill Lynch	1.26 - 1.28	1/31/2018 - 7/31/2018	323,016	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	(2.35)	5/21/2018	(89,114)	–
iShares MSCI Emerging Markets ETF	Morgan Stanley	(0.73)	5/21/2018	(1,930,777)	–
iShares MSCI Emerging Markets ETF	Bank of America Merrill Lynch	0.26 - 0.28	2/28/2018 - 7/31/2018	(643,592)	–
iShares MSCI Eurozone ETF	Morgan Stanley	1.66	5/21/2018	608,944	–
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	1.27 - 1.28	5/31/2018 - 7/31/2018	202,993	–
iShares MSCI India ETF	Morgan Stanley	1.66	5/21/2018	95,885	–
iShares MSCI Japan ETF	Morgan Stanley	1.66	5/21/2018	1,664,866	–
iShares MSCI Japan ETF	Bank of America Merrill Lynch	1.26 - 1.28	11/30/2017 - 7/31/2018	554,955	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	(3.93)	5/21/2018	(773,625)	–
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	0.26 - 0.28	3/29/2018 - 7/31/2018	(257,861)	–
iShares MSCI Russia Capped ETF	Morgan Stanley	1.66	5/21/2018	809	–
iShares Russell 1000 Growth ETF	Morgan Stanley	1.66	5/21/2018	22,212	–
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	1.27	6/29/2018	7,368	–
iShares Russell 1000 Value ETF	Morgan Stanley	1.66	5/21/2018	1,521,021	–

See Notes to Schedules of Investments.

Schedule of Investments (continued)

January 31, 2017 (unaudited)

Total Return Swap contracts outstanding at January 31, 2017: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(f)
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	1.26 - 1.28	9/29/2017 - 7/31/2018	$506,970	$–
iShares Russell 2000 ETF	Morgan Stanley	1.66	5/21/2018	32,185	–
iShares Russell 2000 ETF	Bank of America Merrill Lynch	1.26	7/31/2018	10,683	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1.66	5/21/2018	420,598	–
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	1.26 - 1.28	7/31/2018	140,147	–
iShares Russell 2000 Value ETF	Morgan Stanley	(1.60)	5/21/2018	(485,400)	–
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	0.26 - 0.28	7/31/2018	(161,800)	–
iShares S&P 500 Growth ETF	Morgan Stanley	1.66	5/21/2018	10,153	–
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	1.27	6/29/2018	3,384	–
iShares S&P 500 Value ETF	Morgan Stanley	1.66	5/21/2018	556,858	–
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	1.26 - 1.28	10/31/2017 - 7/31/2018	185,585	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1.66	5/21/2018	236,177	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	1.26 - 1.28	7/31/2018	78,726	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(3.10)	5/21/2018	(264,053)	–
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	0.26	7/31/2018	(87,972)	–
iShares Short Treasury Bond ETF	Morgan Stanley	1.66	5/21/2018	1,737,287	–
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	1.27 - 1.28	3/29/2018 - 7/31/2018	579,059	–
iShares Silver Trust	Morgan Stanley	1.66	5/21/2018	217,371	–
iShares Silver Trust	Bank of America Merrill Lynch	1.26 - 1.28	5/31/2018 - 7/31/2018	72,457	–
iShares TIPS Bond ETF	Morgan Stanley	1.66	5/21/2018	2,447,791	–
iShares U.S. Credit Bond ETF	Morgan Stanley	1.66	5/21/2018	224,857	–
iShares U.S. Credit Bond ETF	Bank of America Merrill Lynch	1.26 - 1.28	10/31/2017 - 7/31/2018	74,952	–
iShares U.S. Preferred Stock ETF	Morgan Stanley	1.66	5/21/2018	476,860	–
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	1.26 - 1.28	3/29/2018 - 7/31/2018	158,953	–
iShares U.S. Real Estate ETF	Morgan Stanley	(0.60)	5/21/2018	(215,789)	–
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	0.26 - 0.28	5/31/2018 - 7/31/2018	(71,955)	–
JPMorgan Alerian MLP Index ETN	Morgan Stanley	1.66	5/21/2018	13,906	–
PowerShares DB Commodity Index Tracking Fund	Morgan Stanley	1.66	5/21/2018	7,214	–
PowerShares DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	1.26 - 1.28	7/31/2018	2,410	–
PowerShares DB G10 Currency Harvest Fund	Morgan Stanley	1.66	5/21/2018	19,171	–
PowerShares DB G10 Currency Harvest Fund	Bank of America Merrill Lynch	1.27 - 1.28	6/29/2018 - 7/31/2018	6,390	–
PowerShares DB Gold Fund	Morgan Stanley	(3.10)	5/21/2018	(362,999)	–
PowerShares DB US Dollar Index Bullish Fund	Morgan Stanley	(2.83)	5/21/2018	(2,541,738)	–
PowerShares S&P 500 Low Volatility Portfolio	Morgan Stanley	(0.65)	5/21/2018	(202,702)	–
PowerShares S&P 500 Low Volatility Portfolio	Bank of America Merrill Lynch	0.27 - 0.28	3/29/2018 - 7/31/2018	(67,581)	–
PowerShares Senior Loan Portfolio	Morgan Stanley	1.66	5/21/2018	1,227,607	–
PowerShares Senior Loan Portfolio	Bank of America Merrill Lynch	1.26 - 1.28	11/30/2017 - 7/31/2018	409,195	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	1.66	5/21/2018	168,708	–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	1.26 - 1.28	11/30/2017 - 7/31/2018	56,252	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	1.66	5/21/2018	685,800	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	1.27	3/29/2018 - 7/31/2018	228,600	–
SPDR Bloomberg Barclays Aggregate Bond ETF	Morgan Stanley	1.66	5/21/2018	24,181	–
SPDR Bloomberg Barclays Aggregate Bond ETF	Bank of America Merrill Lynch	1.26 - 1.28	6/29/2018 - 7/31/2018	8,041	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1.66	5/21/2018	3,860,769	–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	1.27 - 1.28	2/28/2018 - 7/31/2018	1,286,939	–

See Notes to Schedules of Investments.

Schedule of Investments (continued)

January 31, 2017 (unaudited)

Total Return Swap contracts outstanding at January 31, 2017: (continued)
Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)(f)
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	(0.56)	5/21/2018	$(1,253,833)	$–
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America Merrill Lynch	0.26 - 0.28	5/31/2018 - 7/31/2018	(417,932)	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.66	5/21/2018	51,748	–
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	1.26 - 1.28	7/31/2018	17,237	–
SPDR Dow Jones REIT ETF	Morgan Stanley	(1.10)	5/21/2018	(166,890)	–
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	0.27 - 0.28	5/31/2018 - 7/31/2018	(55,661)	–
SPDR S&P China ETF	Morgan Stanley	(4.35)	5/21/2018	(15,920)	–
SPDR S&P International Small Cap ETF	Morgan Stanley	(3.10)	5/21/2018	(9,710)	–
Technology Select Sector SPDR Fund	Morgan Stanley	1.66	5/21/2018	857,320	–
VanEck Vectors Russia ETF	Morgan Stanley	1.66	5/21/2018	4,661	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1.66	5/21/2018	657,824	–
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	1.27 - 1.28	2/28/2018 - 7/31/2018	219,287	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	(0.17)	5/21/2018	(3,246,748)	–
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	0.26 - 0.28	2/28/2018 - 7/31/2018	(1,082,262)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1.66	5/21/2018	914,295	–
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	1.27 - 1.28	5/31/2018 - 7/31/2018	304,749	–
Vanguard FTSE Pacific ETF	Morgan Stanley	(0.81)	5/21/2018	(1,105,141)	–
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	0.26 - 0.28	3/29/2018 - 7/31/2018	(368,380)	–
Vanguard Growth ETF	Morgan Stanley	1.66	5/21/2018	15,811	–
Vanguard Growth ETF	Bank of America Merrill Lynch	1.27 - 1.28	6/29/2018 - 7/31/2018	5,309	–
Vanguard REIT ETF	Morgan Stanley	–	5/21/2018	(1,645,588)	–
Vanguard REIT ETF	Bank of America Merrill Lynch	0.26 - 0.28	5/31/2018 - 7/31/2018	(548,502)	–
Vanguard Short-Term Bond ETF	Morgan Stanley	1.66	5/21/2018	8,561,536	–
Vanguard Short-Term Bond ETF	Bank of America Merrill Lynch	1.27 - 1.28	3/29/2018 - 7/31/2018	2,531,475	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1.66	5/21/2018	321,019	–
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	1.26 - 1.28	7/31/2018	107,052	–
Vanguard Small-Cap Value ETF	Morgan Stanley	(3.09)	5/21/2018	(571,195)	–
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	0.26 - 0.28	7/31/2018	(190,358)	–
Vanguard Total Bond Market ETF	Morgan Stanley	1.66	5/21/2018	624,695	–
Vanguard Total Bond Market ETF	Bank of America Merrill Lynch	1.26 - 1.28	6/29/2018 - 7/31/2018	208,259	–
Vanguard Value ETF	Morgan Stanley	1.66	5/21/2018	1,179,498	–
Vanguard Value ETF	Bank of America Merrill Lynch	1.26 - 1.28	9/29/2017 - 7/31/2018	393,135	–
WisdomTree International SmallCap Dividend Fund	Morgan Stanley	(3.60)	5/21/2018	(16,430)	–
Net Unrealized Appreciation (Depreciation)					$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $ 20,895,199 and with Bank of America Merrill Lynch amounted to $7,759,942 at January 31, 2017.
Morgan Stanley and Bank of America Merrill Lynch act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark, and the agreed-upon financing rate.
(f) Reflects a Reset date of January 31, 2017.

The following is a summary of inputs used to value the Fund's investments as of January 31, 2017.
For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

See Notes to Schedules of Investments.

Schedule of Investments (continued)

January 31, 2017 (unaudited)

Asset Valuation Inputs
	Level 1	Level 2	Level 3	Total

Description
Investments in Securities:(g)
Exchange Traded Notes	$346,747	$–	$–	$346,747
Investment Companies	86,320,425	–	–	86,320,425
Short-Term Investment:
Money Market Fund	815,212	–	–	815,212
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	11,565,566	–	–	11,565,566
Total Investments in Securities	99,047,950	–	–	99,047,950
Other Financial Instruments:(h)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$99,047,950	$–	$–	$99,047,950

Liability Valuation Inputs
	Level 1	Level 2	Level 3	Total

Description
Other Financial Instruments:(h)
Swap Contracts	$–	$–	$–	$–
Total Other Financial Instruments	$–	$–	$–	$–

(g)	For a complete listing of investments and their industries, see the Schedules of Investments.
(h)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

The Fund did not hold any level 3 securities as of January 31, 2017.

See Notes to Schedules of Investments.

1. FAIR VALUE MEASUREMENT (unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2017 is disclosed at the end of the Fund’s Schedule of Investments.

2. FEDERAL INCOME TAX (unaudited)

At January 31, 2017, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

The cost basis of investments for Federal income tax purposes at January 31, 2017 was as follows (unaudited)*:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 99,155,528	$ 1,670,401	$ (1,777,979)	$ (107,578)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Noted to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	March 17, 2017

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	March 17, 2017